CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (834,854,000)	$ (114,375,000)	¥ (1,060,022,000)	¥ (1,149,677,000)
Total operating expenses	(3,079,936,000)	(421,950,000)	(2,958,720,000)	(2,680,952,000)
Interest income	27,008,000	3,700,000	78,410,000	80,743,000
Interest expense	(229,705,000)	(31,469,000)	(146,026,000)	(137,812,000)
Foreign exchange (loss) gain	(19,531,000)	(2,676,000)	(57,211,000)	(334,629,000)
Other income, net	(6,382,000)	(874,000)	100,363,000	23,007,000
Other loss, net	(12,946,000)	(1,774,000)	(32,673,000)	(43,810,000)
Loss before income taxes	(1,980,566,000)	(271,336,000)	(2,165,688,000)	(2,663,915,000)
Income tax (expense) benefit	1,524,000	209,000	(17,959,000)	(24,473,000)
Net loss	(1,966,680,000)	(269,433,000)	(2,176,340,000)	(2,658,184,000)
Other comprehensive income, net of tax of nil:
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(1,955,122,000)	(267,850,000)	(2,074,072,000)	(1,997,228,000)
Other comprehensive income (loss), net of tax	0		0	0
Parent Company
Operating expenses:
General and administrative expenses	(25,975,000)	(3,559,000)	(36,736,000)	(148,392,000)
Total operating expenses	(25,975,000)	(3,559,000)	(36,736,000)	(148,392,000)
Interest income	861,000	118,000	3,830,000	12,430,000
Interest expense	(31,048,000)	(4,254,000)	(28,339,000)
Foreign exchange (loss) gain	(2,592,000)	(355,000)	8,078,000	(39,426,000)
Other income, net	4,070,000	558,000	12,683,000	10,372,000
Other loss, net			(14,433,000)	(37,764,000)
Share of (losses) income of subsidiaries	1,072,000	148,000	62,514,000	(264,260,000)
Contractual interests in VIEs and VIEs' subsidiaries	(1,913,044,000)	(262,085,000)	(2,183,913,000)	(2,190,364,000)
Loss before income taxes	(1,966,656,000)	(269,429,000)	(2,176,316,000)	(2,657,404,000)
Income tax (expense) benefit	(24,000)	(3,000)	(24,000)	(780,000)
Net loss	(1,966,680,000)	(269,432,000)	(2,176,340,000)	(2,658,184,000)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	11,558,000	1,583,000	102,268,000	660,956,000
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(1,955,122,000)	$ (267,849,000)	(2,074,072,000)	(1,997,228,000)
Other comprehensive income (loss), net of tax	¥ 0		¥ 0	¥ 0